TANGIBLE EQUITY UNITS - Carrying Value of TEUs (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Mar. 05, 2020	Dec. 31, 2019
TANGIBLE EQUITY UNITS
Amortizing Notes	$ 123.4	$ 171.5	$ 0.0
Purchase Contracts	1,263.7	835.4	0.0
Net proceeds on issuance	1,387.1	$ 1,006.9	0.0
Current portion of tangible equity units	(59.2)		0.0
Tangible equity units	$ 1,327.9		$ 0.0